Debt Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Debt Disclosure [Abstract]
2016	$ 27,841
2017	27,841
2018	34,591
2019	23,791
2020	2,272,076
Thereafter	1,100,000
Long-term Debt, Gross	3,486,140
Debt Instrument, Unamortized Discount	(7,117)
Total Debt	$ 3,479,023	$ 3,494,985